PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 53,005	$ 45,346
Renewable power
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	33,590	26,553
Renewable power | North America
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	22,832	17,132
Renewable power | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,443	2,893
Renewable power | Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,401	5,275
Renewable power | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,088	1,253
Renewable power | Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 826	$ 0